SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year		$ 32,023
At end of financial year	$ 14,032	18,809	$ 32,023
Amortization charge		13,200	13,212
Intellectual Properties Licenses [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		22,827
At end of financial year		12,127	22,827
Computer software [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		8,841
At end of financial year		6,327	8,841
Gross carrying amount [member] | Intellectual Properties Licenses [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		62,060	62,060
Additions
At end of financial year		62,060	62,060
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		11,855	11,873
Additions
At end of financial year		11,794	11,855
Amortization charge
Currency realignment		(61)	(18)
Accumulated Depreciation [Member] | Intellectual Properties Licenses [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		39,233	28,533
At end of financial year		49,933	39,233
Amortization charge		10,700	10,700
Accumulated Depreciation [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		3,014	507
At end of financial year		5,467	3,014
Amortization charge		2,500	2,512
Currency realignment		$ (47)	$ (5)